Associates and joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures

5 Associates and joint ventures

	2018		2017		2016

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,235	2,058	14,085	4,794	16,491	5,997

Profit from operations*	2,128	630	4,342	24,854	9,379	3,740

Net finance costs	(8)	(3)	(279)	(116)	(477)	(200)

Profit on ordinary activities before taxation	2,120	627	4,063	24,738	8,902	3,540

Taxation on ordinary activities	(678)	(201)	(1,441)	(522)	(3,280)	(1,308)

Profit on ordinary activities after taxation	1,442	426	2,622	24,216	5,622	2,232

Non-controlling interests	(24)	(7)	(22)	(7)	(17)	(5)

Post-tax results of associates and joint ventures	1,418	419	2,600	24,209	5,605	2,227

Comprised of:

– adjusted share of post-tax results of associates and joint ventures	1,308	387	2,785	1,012	3,461	1,327

– issue of shares and change in shareholding	75	22	98	29	36	11

– gain on deemed divestment of RAI	–	–	–	23,288	–	–

– gain on disposal of assets	–	–	–	–	2,231	941

– other	35	10	(283)	(120)	(123)	(52)

	1,418	419	2,600	24,209	5,605	2,227

*	The gain on deemed divestment of RAI is recognised in the Group’s share of associates profit from operations.

Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2018, 2017 and 2016.

(a) Adjusting items

In 2018, the Group’s interest in ITC Ltd. (ITC) decreased from 29.71% to 29.57% (2017: 29.89% to 29.71%; 2016: 30.06% to 29.89%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a gain of £22 million (2017: £29 million; 2016: £11 million), which is treated as a deemed partial disposal and included in the income statement. ITC has also recognised an adjusting gain in respect of the release of certain provisions related to a tax claim, the Group’s share of which was £10 million.

On 25 July 2017, the Group announced the completion of the acquisition of the 57.8% of RAI the Group did not already own. As at this date RAI ceased to be reported as an associate and has become a fully owned subsidiary. Accordingly, as at that date, the Group was deemed to divest its investment in RAI as an associate and consolidated RAI in accordance with IFRS 10 Consolidated Financial Statements. This resulted in a gain of £23,288 million that has been reported in the Group’s share of post-tax results of associates and joint ventures.

In 2017, due to a deterioration in the financial performance of Tisak d.d. (Tisak), linked to the financial difficulties associated with a third-party distributor (Agrokor) in Croatia, the Group impaired the carrying value of this investment. This resulted in a charge of £27 million to the income statement that has been reported as an “other” adjusting item.

In 2016, RAI recognised a gain in relation to the sale of the international rights to Natural American Spirit to the Japan Tobacco Group of companies (JT) of US$4,861 million. The Group’s share of this net gain amounted to £941 million (net of tax).

In 2017, RAI recognised, prior to acquisition by the Group, the following amounts in ‘other’: transaction costs associated with the acquisition by the Group of US$125 million, the Group’s share of which is £33 million (net of tax) (2016: £nil million), deferred tax charges in respect of temporary differences on trademarks of US$51 million, the Group’s share of which is £18 million (2016: £nil million), restructuring charges of US$79 million, the Group’s share of which is £14 million (net of tax) (2016: US$36 million, the Group’s share of which is £7 million) and costs in respect of a number of Engle progeny lawsuits and other tobacco litigation charges that amounted to US$162 million, the Group’s share of which is £32 million (net of tax) (2016: US$86 million, the Group’s share of which is £17 million (net of tax)). Additionally, there is income of US$17 million (2016: US$6 million) related to the Non-Participating Manufacturer (NPM) Adjustment claims of the states no longer challenging the findings of non-diligence entered against them by an Arbitration Panel, the Group’s share of which is £4 million (net of tax) (2016: £2 million). The remaining costs in 2016 includes income relating to the early termination of the Manufacturing Agreement between BATUS Japan Inc. and RJRT (note 27) of US$90 million, the Group’s share of which is £18 million (net of tax) and transaction costs of US$5 million and financing costs of US$243 million, connected with the acquisition of Lorillard, the Group's share is £1 million (net of tax) and £47 million of financing costs.

(b) Master Settlement Agreement

For information on the Master Settlement Agreement applicable to RAI as an associate for the period up to and including 24 July 2017 (note 3(d)).

(c) Other financial information

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2018	2017	2016

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	419	24,209	2,227

Other comprehensive income:

Items that may be reclassified to profit & loss	(38)	(918)	1,415

Items that will not be reclassified to profit & loss	6	25	20

Total comprehensive income	387	23,316	3,662

Summarised financial information of the Group’s associates and joint ventures is shown below.

	2018

	ITC £m	Others £m	Total £m

Revenue	5,072	2,163	7,235

Profit on ordinary activities before taxation	2,059	61	2,120

Post-tax results of associates and joint ventures	1,373	45	1,418

Other comprehensive income	(110)	–	(110)

Total comprehensive income	1,263	45	1,308

	2017

	RAI* £m	ITC £m	Others £m	Total £m

Revenue	5,525	6,607	1,953	14,085

Profit on ordinary activities before taxation	2,017	2,054	(8)	4,063

Post-tax results of associates and joint ventures	1,261	1,362	(23)	2,600

Other comprehensive income	(595)	(135)	(8)	(738)

Total comprehensive income	666	1,227	(31)	1,862

*	The information presented above for RAI is for the period from 1 January 2017 up to and including 24 July 2017 (see note 24).

	2016

	RAI £m	ITC £m	Others £m	Total £m

Revenue	9,224	5,350	1,917	16,491

Profit on ordinary activities before taxation	7,111	1,743	48	8,902

Post-tax results of associates and joint ventures	4,457	1,114	34	5,605

Other comprehensive income	3,125	712	(178)	3,659

Total comprehensive income	7,582	1,826	(144)	9,264